CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Net sales	$ 69,368	$ 77,337	$ 85,980
Cost of sales	55,465	64,498	72,028
Gross profit	13,903	12,839	13,952
Selling, general and administrative expenses	10,501	10,966	11,267
Other income, net (note 13)	383	1,014	74
Operating income	3,785	2,887	2,759
Non-operating income (expenses), net (note 14)	4,034	(573)	5,308
Income before income taxes	7,819	2,314	8,067
Income tax expense (benefit) (note 8)	110	255	(165)
Net income attribute to Deswell Industries, Inc.	7,709	2,059	8,232
Other comprehensive income
Total comprehensive income attributable to Deswell Industries, Inc.	$ 7,709	$ 2,059	$ 8,232
Basic:
Net income per share (in Dollars per share)	$ 0.48	$ 0.13	$ 0.52
Weighted average common shares outstanding (shares in thousands) (in Shares)	15,935	15,935	15,929
Diluted:
Net income per share (in Dollars per share)	$ 0.48	$ 0.13	$ 0.51
Weighted average common shares outstanding (shares in thousands) (in Shares)	15,999	16,072	16,135